STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 11 – STOCKHOLDERS’ EQUITY

The following transactions affected the Company’s Stockholders’ Equity:

Issuance of Common Stock during the year ended December 31, 2024

In February 2024, Fourth Man partially converted $35,000 of their debt. In connection with the partial Note conversion, the Company issued 500,000 shares of Common Stock to Fourth Man.

In May 2024, Blue Lake converted the balance of their $531,000 debt, inclusive of accrued interest and penalty, into 7,605,760 shares of Common Stock of the Company.

Issuance of Common Stock during the year ended December 31, 2023

In February 2023, Fourth Man partially converted $71,750 of their debt. In connection with the partial Note conversion, the Company issued 1,025,000 shares of Common Stock to Fourth Man.

In June 2023, Blue Lake converted the full remainder of their $181,750 debt, accrued interest and penalty. In connection with this Note conversion, the Company issued 3,466,853 shares of Common Stock to Blue Lake.

In May and June 2023, Fourth Man converted $50,000 in principal and $30,000 in accrued interest into 1,192,857 shares of Common Stock.

In July 2023, Fourth Man converted approximately $43,000 balance in principal and accrued interest into 627,538 shares of Common Stock.

In October 2023, Fourth Man converted approximately $72,000 in principal, accrued interest and legal fees into 1,025,000 shares of Common Stock.

For further information on Common Stock issuance, refer to our 2023 Annual Report on Form 10-K filed with the SEC on April 12, 2024.